Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 220,951	$ 357,269	$ 341,245